Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Performance shares granted

(a)	Performance shares granted as of December 31, 2022 are as follows:

	Expired	Not expired
Type	Cash-settled share-based payment
Performance conditions	Relative stock price linked (20.0%), management index (80.0%)
Exercising period	4 years from the commencement date of the year to which the grant date belongs
Estimated number of shares vested at December 31, 2022	743,160	2,182,644
Fair value per share in Korean won (*)	~~W~~ 44,222, ~~W~~ 33,122, ~~W~~ 37,387 and ~~W~~ 37,081 for the expiration of exercising period from 2019 to 2022	~~W~~ 35,200

(*)
Based on performance-based stock compensation, the reference stock price (the arithmetic average of the weighted average share price of transaction volume for the past two month, the previous one month, and the past one week) of four years after the commencement of the grant year is paid in cash, and the fair value of the reference stock to be paid in the future is assessed as the closing price of the settlement.

Summary of Share-based compensation costs
(b)	Share-based compensation costs for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020
	Employees of
	The controlling company		The subsidiaries	Total

Stock options granted:
6 th	~~W~~	(1)	(4)	(5)
7 th (*)		(18)	(26)	(44)
Performance shares		(257)	(3,902)	(4,159)

	~~W~~	(276)	(3,932)	(4,208)

	2021
	Employees of
	The controlling company		The subsidiaries	Total

Stock options granted:
7 th (*)	~~W~~	(1)	(1)	(2)
Performance shares		4,286	32,899	37,185

	~~W~~	4,285	32,898	37,183

	2022
	Employees of
	The controlling company		The subsidiaries	Total

Stock options granted:
7 th (*)	~~W~~	—	—	—
Performance shares		3,159	25,092	28,251

	~~W~~	3,159	25,092	28,251

(*)	As of December 31, 2021, all stock options have expired.

Summary of Accrued expenses and the intrinsic value

(c)	Accrued expenses and the intrinsic value as of December 31, 2020, 2021 and 2022 are as follows:

	2020
	Accrued expense (*)
	The controlling company		The subsidiaries	Total

Stock options granted:
7 th	~~W~~	1	1	2
Performance shares		7,201	60,241	67,442

	~~W~~	7,202	60,242	67,444

(*)
The intrinsic value of share-based payments is
~~W~~
67,442 million as of December 31, 2020. For the calculation, the quoted market price of
~~W~~
32,050 per share is used for stock options and the fair value is considered as intrinsic value for performance shares, respectively.

	2021(*)
	Accrued expense (*)
	The controlling company		The subsidiaries	Total
Performance shares	~~W~~	10,598	82,498	93,096

(*)	As of December 31, 2021, all stock options have expired.

	2022
	Accrued expense
	The controlling company		The subsidiaries	Total
Performance shares	~~W~~	12,746	91,469	104,215